Taxation - Summary of Tax Receivables and Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Payables And Receivables [Abstract]
Income taxes	$ 4,062	$ 4,082
Sales taxes, excise duties and similar levies	3,188	2,603
Total	$ 7,250	$ 6,685